UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 801-03313

First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/06

Date of reporting period: 11/30/05

Item 1 - Schedule of Investments

	Schedule of INVESTMENTS November 30, 2005 (unaudited)

	Government Obligations Fund

	DESCRIPTION	PAR (000)	VALUE (000)
	U.S. Government Agency Obligations - 31.4%
	Federal Agriculture Mortgage Corporation
	3.970%, 12/30/05 (a)	$100,000	$100,000
	Federal Farm Credit Bank
	4.030%, 12/01/05 (a)	300,000	299,980
	4.020%, 02/27/06 (a)	50,000	49,989
	Federal Home Loan Bank
	3.714%, 12/10/05 (a)(b)	50,000	49,990
	3.730%, 12/13/05 (a)(b)	50,000	49,982
	3.730%, 12/13/05 (a)	25,000	24,994
	3.885%, 12/28/05 (a)(b)	50,000	49,988
	4.195%, 02/10/06 (a)(b)	50,000	49,988
	2.000%, 02/13/06	4,250	4,236
	2.220%, 04/27/06	4,000	3,974
	2.000%, 07/07/06	5,000	4,948
	4.007%, 07/21/06 (a)	58,165	58,164
	4.500%, 11/03/06	20,000	20,000
	Federal Home Loan Mortgage Corporation
	2.892%, 12/13/05	25,000	24,977
	2.810%, 02/02/06	10,000	9,986
	3.830%, 06/20/06	25,000	25,000
	4.150%, 09/05/06 (b)	25,000	25,000
	4.170%, 10/18/06	25,000	25,000
	4.610%, 11/24/06	12,500	12,500
	Federal National Mortgage Association
	3.760%, 12/01/05	31,000	31,000
	3.790%, 12/01/05	100,000	100,000
	3.990%, 12/01/05 (a)	50,000	49,996
	3.965%, 12/06/05 (a)(b)	100,000	99,988
	4.096%, 12/29/05 (a)	150,000	149,993
	3.900%, 01/03/06	19,175	19,106
	3.920%, 01/03/06	26,248	26,154
	3.920%, 01/03/06	27,255	27,157
	4.170%, 01/03/06	28,829	28,719
	2.000%, 01/30/06	15,000	14,972
	3.950%, 02/01/06	48,297	47,968
	3.950%, 02/01/06	7,269	7,220
	5.875%, 02/02/06	10,274	10,313
	2.500%, 02/24/06	35,000	34,725
	4.270%, 03/01/06	39,513	39,091
	4.270%, 03/01/06	72,373	71,600
	4.270%, 03/01/06	30,900	30,570
	2.500%, 05/10/06	10,000	9,947
	2.500%, 06/15/06	15,000	14,877
	4.000%, 08/08/06 (b)	25,000	24,987
	2.750%, 08/11/06	32,750	32,412
	Total U.S. Government Agency Obligations
	(cost $1,759,491)		1,759,491

	Repurchase Agreements - 71.7%
	Bank of America
	4.010%, dated 11/30/05, matures 12/01/05, repurchase price $400,044,556 (collateralized by U.S. Treasury Obligations: Total market value $408,000,468)	400,000	400,000
	BNP Paribas
	4.020%, dated 11/30/05, matures 12/01/05, repurchase price $150,016,750 (collateralized by U.S. Treasury Obligations: Total market value $153,000,932)	150,000	150,000
	CS First Boston
	4.020%, dated 11/30/05, matures 12/01/05, repurchase price $975,108,875 (collateralized by U.S. Treasury Obligations: Total market value $994,502,107)	975,000	975,000
	Goldman Sachs
	3.600%, dated 11/30/05, matures 12/01/05, repurchase price $815,081,500 (collateralized by U.S. Treasury Obligations: Total market value $831,300,222)	815,000	815,000
	Goldman Sachs
	4.010%, dated 11/30/05, matures 12/01/05, repurchase price $775,086,326 (collateralized by U.S. Treasury Obligations: Total market value $790,500,787)	775,000	775,000
	UBS Warburg
	4.010%, dated 11/30/05, matures 12/01/05, repurchase price $896,372,835 (collateralized by U.S. Treasury Obligations: Total market value $914,198,744)	896,273	896,273
	Total Repurchase Agreements
	(cost $4,011,273)		4,011,273

	Investments Purchased with Proceeds from Securities Lending (c) - 6.1%
	(cost $341,575)		341,575

	Total Investments - 109.2%
	(cost $6,112,339)		6,112,339
	Other Assets and Liabilities, Net - (9.2)%		(517,076)
	Total Net Assets - 100.0%		$5,595,263

(a)	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2005. The date shown is the next reset date.
(b)	This security or a portion of this security is out on loan at November 30, 2005. Total loaned securities had a market value of $334,783,000 at November 30, 2005.
(c)
The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. As of November 30, 2005, the cash collateral was invested solely in a repurchase agreement.

	Schedule of INVESTMENTS November 30, 2005 (unaudited)

	Prime Obligations Fund

	DESCRIPTION	PAR (000)	VALUE (000)
	Commercial Paper - 30.1%
	Asset-Backed (a) - 24.3%
	Chesham Finance
	4.090%, 12/16/05	$95,000	$94,838
	4.120%, 12/21/05	150,000	149,657
	4.180%, 01/09/06	49,782	49,554
	Concord Minutemen Capital
	4.030%, 12/07/05	200,636	200,501
	4.030%, 01/06/06	65,258	64,995
	4.030%, 01/09/06	150,000	149,345
	4.070%, 01/11/06	45,616	45,405
	Corporate Asset Funding
	4.060%, 01/05/06	50,000	49,803
	4.190%, 01/09/06	50,000	49,773
	4.170%, 01/17/06	50,000	49,728
	Edison Asset Securitization
	4.250%, 02/15/06	100,000	99,103
	4.350%, 04/17/06	42,279	41,579
	Falcon Asset Securitization Corp
	4.030%, 12/06/05	100,000	99,944
	3.960%, 12/09/05	101,356	101,265
	3.950%, 12/13/05	47,863	47,799
	4.040%, 12/14/05	44,946	44,880
	4.045%, 12/15/05	50,000	49,921
	4.130%, 01/04/06	44,000	43,828
	Kitty Hawk Funding (Guarantor: Bank of America)
	4.020%, 12/12/05	116,000	115,858
	4.040%, 12/14/05	56,716	56,633
	4.060%, 12/16/05	75,000	74,873
	Old Line Funding
	4.020%, 12/06/05	45,500	45,475
	4.190%, 01/04/06	100,000	99,604
	4.220%, 01/17/06	75,440	75,024
	Ranger Funding
	4.020%, 12/09/05	50,000	49,955
	4.020%, 12/12/05	79,746	79,648
	4.100%, 12/20/05	150,000	149,675
	4.190%, 01/04/06	163,119	162,474
	Scaldis Capital
	4.020%, 12/07/05	125,000	124,916
	4.100%, 12/20/05	215,082	214,617
	4.150%, 12/27/05	65,225	65,030
	4.210%, 02/08/06	42,633	42,289
	Sheffield Receivables Corp
	4.020%, 12/02/05	50,000	49,994
	4.080%, 12/19/05	50,000	49,898
	4.100%, 12/20/05	175,000	174,621
	4.140%, 01/09/06	49,500	49,278
	4.180%, 01/13/06	125,539	124,912
	Thames Asset Global Securitization Corp
	3.890%, 12/05/05	144,004	143,942
	3.840%, 12/12/05	52,607	52,545
	4.050%, 12/13/05	42,419	42,362
	4.060%, 12/15/05	52,912	52,828
	4.160%, 01/09/06	60,000	59,730
	4.170%, 01/12/06	40,274	40,078
	Variable Funding Corp (Guarantor: Wachovia Corp.)
	4.120%, 12/19/05	100,000	99,794
	4.150%, 01/09/06	50,000	49,775
	Windmill Funding Corp
	4.020%, 12/06/05	30,000	29,983
	4.110%, 12/29/05	60,000	59,808
	4.150%, 01/03/06	50,000	49,810
	Total Asset-Backed		3,917,347

	Non Asset-Backed - 1.4%
	CS First Boston NY
	4.180%, 02/02/06	75,000	74,451
	JP Morgan Chase
	4.150%, 01/10/06	150,000	149,308
	Total Non Asset-Backed		223,759

	Secured Liquidity Notes (a) - 4.4%
	Emerald Trust Certificates (MBNA Master Certificates)
	4.010%, 01/04/06	100,000	99,621
	4.050%, 01/04/06	75,000	74,713
	4.020%, 01/05/06	84,263	83,934
	4.190%, 01/12/06	139,250	138,569
	4.260%, 02/02/06	35,000	34,739
	Rams Funding
	4.100%, 12/02/05	81,693	81,684
	4.100%, 12/05/05	50,000	49,977
	4.120%, 12/13/05	75,000	74,897
	4.150%, 12/19/05	63,000	62,869
	Total Secured Liquidity Notes		701,003

	Total Commercial Paper
	(cost $4,842,109)		4,842,109

	Certificates of Deposit - 22.9%
	American Express
	4.030%, 12/06/05	75,000	75,000
	4.040%, 01/06/06	85,000	85,000
	Barclays Bank NY
	4.050%, 01/06/06	250,000	250,000
	4.100%, 01/17/06	100,000	99,998
	4.210%, 02/02/06	50,000	50,000
	3.850%, 03/31/06	50,000	50,000
	Calyon NY
	3.500%, 12/16/05	50,000	50,000
	4.165%, 01/09/06	125,000	125,000
	4.100%, 01/17/06	100,000	100,000
	4.245%, 02/03/06	75,000	75,000
	4.280%, 02/10/06	50,000	50,000
	CIBC NY
	4.030%, 12/07/05	200,000	200,000
	CitiCorp
	4.360%, 03/01/06	75,000	75,001
	CS First Boston NY
	3.860%, 12/20/05	150,000	150,000
	4.115%, 12/21/05	200,000	200,000
	Fortis Banque NY
	4.035%, 12/02/05	100,000	100,000
	HBOS
	3.320%, 12/09/05	200,000	200,000
	3.860%, 12/20/05	50,000	50,000
	4.150%, 01/31/06	50,000	50,000
	4.240%, 02/10/06	100,000	100,000
	3.750%, 04/21/06	50,000	50,000
	Natexis Banque
	3.975%, 12/13/05	150,000	150,000
	3.860%, 12/20/05	75,000	75,000
	4.210%, 01/09/06	75,000	75,000
	Royal Bank of Canada NY
	4.250%, 01/31/06	50,000	50,000
	Royal Bank of Scotland NY
	3.840%, 03/31/06	100,000	100,000
	4.170%, 09/21/06	75,000	75,000
	Svenska Handelsbanken NY
	3.740%, 06/14/06	50,000	50,000
	3.755%, 06/14/06	50,000	50,000
	4.340%, 10/03/06	100,000	99,986
	4.765%, 11/14/06	100,000	100,000
	UBS Americas
	4.035%, 12/13/05	150,000	150,000
	3.750%, 04/27/06	50,000	50,000
	Wells Fargo
	4.030%, 12/02/05	200,000	200,000
	4.030%, 12/05/05	100,000	100,000
	4.170%, 12/27/05	75,000	75,000
	4.180%, 12/27/05	50,000	50,000
	Westlb AG NY
	3.540%, 12/13/05	50,000	50,000
	Total Certificates of Deposit
	(cost $3,684,985)		3,684,985

	Structured Investment Vehicles - 14.0%
	Beta Finance
	4.058%, 12/01/05 (a) (b)	100,000	99,991
	4.070%, 12/01/05 (a) (b)	100,000	99,997
	4.128%, 12/01/05 (a) (b)	100,000	100,004
	3.710%, 06/16/06 (a)	100,000	100,000
	4.370%, 10/06/06 (a)	50,000	50,000
	Centauri (CC USA LLC)
	4.215%, 12/01/05 (b)	50,000	50,006
	Dorada Finance
	2.965%, 01/13/06 (a)	50,000	50,000
	3.745%, 06/16/06 (a)	50,000	49,999
	K2 USA LLC
	4.060%, 12/01/05 (a) (b)	180,000	179,996
	4.060%, 12/01/05 (a) (b)	80,000	79,998
	4.070%, 12/01/05 (a) (b)	50,000	49,999
	4.065%, 12/01/05 (a) (b)	65,000	64,991
	3.120%, 01/10/06 (a)	50,000	50,000
	4.165%, 08/07/06 (a)	40,000	39,999
	4.175%, 09/22/06 (a)	85,000	85,000
	Links Finance LLC
	4.060%, 12/01/05 (a) (b)	100,000	99,999
	4.065%, 12/01/05 (a) (b)	100,000	99,990
	4.065%, 12/01/05 (a) (b)	100,000	99,999
	4.070%, 12/01/05 (a) (b)	100,000	99,997
	4.208%, 12/05/05 (a)	50,000	50,008
	4.000%, 07/20/06	100,000	99,994
	Sigma Finance
	4.055%, 12/01/05 (a) (b)	50,000	50,000
	4.058%, 12/01/05 (a) (b)	100,000	99,997
	4.060%, 12/01/05 (a) (b)	50,000	50,000
	4.065%, 12/01/05 (a) (b)	100,000	99,996
	4.070%, 12/01/05 (a) (b)	100,000	99,994
	4.070%, 12/01/05 (a) (b)	50,000	49,998
	4.095%, 12/01/05 (a) (b)	100,000	100,004
	Total Structured Investment Vehicles
	(cost $2,249,956)		2,249,956

	Extendible Floating Rate Corporate Notes (b) - 14.3%
	Allstate Global Funding
	4.190%, 12/27/05 (a)	100,000	100,000
	American Express
	4.210%, 12/23/05	80,000	80,008
	American Express Credit
	4.209%, 12/20/05 (a)	115,000	115,003
	Bayeriche Landesbank NY
	4.220%, 12/24/05 (a)	300,000	300,000
	BNP Paribas NY
	4.161%, 12/26/05 (a)	124,000	124,000
	General Electric Capital Corp
	4.190%, 12/09/05	300,000	300,000
	4.240%, 12/17/05 (a)	200,000	200,000
	Goldman Sachs Group
	4.220%, 12/15/05 (a)	177,000	177,000
	Marshall & Isley
	4.150%, 12/15/05 (a)	50,000	50,000
	Metlife Global Funding
	4.080%, 12/07/05 (a)	85,000	85,000
	4.270%, 12/28/05 (a)	95,000	95,000
	Morgan Stanley Dean Witter
	4.150%, 12/15/05 (a)	100,000	100,000
	4.240%, 12/27/05 (a)	95,000	95,000
	Royal Bank of Scotland NY
	4.129%, 12/21/05 (a)	259,000	259,005
	Societe Generale
	4.060%, 12/02/05 (a)	34,000	34,000
	Wells Fargo Bank
	4.110%, 12/15/05 (a)	100,000	100,003
	Westlb AG NY
	4.020%, 12/30/05 (a)	100,000	100,000
	Total Extendible Floating Rate Corporate Notes
	(cost $2,314,019)		2,314,019

	Floating Rate Funding Agreements (b) - 7.0%
	AI Life Funding Agreement
	4.144%, 01/01/06	75,000	75,000
	4.144%, 01/01/06	100,000	100,000
	AIG Life Funding Agreement
	4.164%, 12/21/05	100,000	100,000
	4.164%, 01/01/06	100,000	100,000
	Allstate Life Insurance Funding Agreement
	4.184%, 12/01/05	100,000	100,000
	4.350%, 01/15/06	100,000	100,000
	Anchor National Life Funding Agreement
	4.250%, 12/01/05	75,000	75,000
	Sun Life Insurance
	4.250%, 12/01/05	75,000	75,000
	Transamerica Occidental Funding Agreement
	4.239%, 12/01/05	400,000	400,000
	Total Floating Rate Funding Agreements
	(cost $1,125,000)		1,125,000

	Corporate Notes - 6.0%
	Bank of America Securities Master Note
	4.143%, 12/01/05 (b)	200,000	200,000
	Bear Stearns Master Note
	4.188%, 12/01/05 (b)	200,000	200,000
	4.213%, 12/01/05 (b)	200,000	200,000
	Chesham Finance LLC
	4.133%, 12/30/05 (a) (b)	100,000	99,985
	Goldman Sachs Group
	4.133%, 12/01/05 (b)	125,000	125,000
	Morgan Stanley Dean Witter
	4.090%, 12/01/05 (b)	100,000	100,000
	Washington Mutual
	6.250%, 05/15/06	35,565	35,901
	Total Corporate Notes
	(cost $960,886)		960,886

	Euro Time Deposit - 3.7%
	Sun Trust Time Deposit
	4.010%, 12/01/05	598,202	598,202
	(cost $598,202)

	Structured Notes (a) - 2.0%
	3M
	5.674%, 12/12/05	105,000	105,087
	Wachovia Asset Securitization
	Series 2004-HM2A, Class AMM
	4.181%, 12/25/05 (b)	63,449	63,449
	Series 2005-HM1A, Class AMM
	4.181%, 12/25/05 (b)	87,804	87,804
	Wal-Mart
	5.586%, 06/01/06	65,000	65,588
	Total Structured Notes
	(cost $321,928)		321,928

	Repurchase Agreements - 0.0%
	UBS Warburg
	3.950%, dated 11/30/05, matures 12/01/05, repurchase price $2,545,279 (collateralized by U.S. Treasury Obligations: Total market value $2,598,505)	2,545	2,545
	UBS Warburg
	4.010%, dated 11/30/05, matures 12/01/05, repurchase price $3,727,415 (collateralized by U.S. Treasury Obligations: Total market value $3,804,102)	3,727	3,727

	Total Repurchase Agreements
	(cost $6,272)		6,272
	Total Investments - 100.0%
	(cost $16,103,357)		16,103,357
	Other Assets and Liabilities, Net - 0.0%		4,997
	Total Net Assets - 100.0%		$16,108,354

(a)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of November 30, 2005, the value of these investments was $9,174,224,382 or 57.0% of total net assets.

(b)	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2005. The date shown is the next reset date.

	Schedule of INVESTMENTS November 30, 2005 (unaudited)

	Tax Free Obligations Fund

	DESCRIPTION	PAR (000)	VALUE (000)

	Municipal Bonds - 104.3%
	Alabama - 2.3%
	Birmingham Medical Clinic (LOC: AmSouth Bank) (LOC: SunTrust Bank)
	3.000%, 12/07/05 (a)	$40,000	$40,000
	Birmingham Public Educational Building Authority, Student Housing UAB II, Series A (LOC: Regions Bank)
	3.050%, 12/07/05 (a)	6,000	6,000
			46,000
	Arizona - 0.2%
	Arizona Health Facilities, The Terraces Project, Series B2 (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
	3.050%, 12/07/05 (a)	5,000	5,000

	Arkansas - 0.3%
	Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
	3.060%, 12/07/05 (a)	6,390	6,390

	California - 4.9%
	ABN AMRO Munitops Certificates Trust (General Obligation) (INS: AMBAC) (SPA: ABN AMRO Bank)
	3.040%, 07/20/06 (b)	17,530	17,530
	California State Department Water Resource Power Supply, Series B-2 (LOC: BNP Paribas)
	3.020%, 12/01/05 (a)	18,980	18,980
	California State Department Water Resource Power Supply, Series C-8 (LOC: Bayerische Landesbank)
	3.000%, 12/01/05 (a)	45,975	45,975
	California State Department Water Resource Power Supply, Series F-4 (LOC: Bank of America)
	3.200%, 12/01/05 (a)	17,200	17,200
	California Statewide Communities Development Authority, Senior Living Facility (LOC: Sovereign Bank) (LOC: Bank of New York)
	2.990%, 12/07/05 (a)	550	550
			100,235
	Colorado - 2.5%
	Colorado Educational & Cultural Facilities, Linfield Christian School (LOC: Evangelical Christian) (LOC: Wescorp Credit Union)
	3.110%, 12/07/05 (a)	8,750	8,750
	Colorado Educational & Cultural Facilities, Mesivta Greater L.A. (LOC: Bank of America)
	3.050%, 12/07/05 (a)	5,000	5,000
	Colorado Health Facilities Authority, Bethesda Living Centers (LOC: LaSalle Bank)
	3.050%, 12/07/05 (a)	8,900	8,900
	Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank)
	3.050%, 12/07/05 (a)	5,400	5,400
	Colorado Health Facilities Authority, Frasier Meadows Manor Project (LOC: Bank One)
	3.050%, 12/07/05 (a)	15,220	15,220
	Moffat County Pollution Control (INS: AMBAC) (SPA: J.P. Morgan Chase Bank)
	3.060%, 12/07/05 (a)	7,425	7,425
			50,695
	Connecticut - 0.9%
	Connecticut State Health & Educational Facilities Authority, Yale University, Series V-2
	2.900%, 12/01/05 (a)	18,475	18,475

	Delaware - 1.1%
	Delaware Economic Development Authority, Hospital Billing, Series A (INS: AMBAC) (SPA: Morgan Stanley Dean Witter)
	2.980%, 12/07/05 (a)	23,250	23,250

	District of Columbia - 1.0%
	District of Columbia, American Society, Series A (LOC: Wachovia Bank)
	3.050%, 12/07/05 (a)	10,000	10,000
	District of Columbia, The Washington Home (LOC: Wachovia Bank)
	3.050%, 12/07/05 (a)	9,500	9,500
			19,500
	Florida - 5.1%
	Broward County Educational Facilities Authority, City College (LOC: Citibank)
	3.050%, 12/07/05 (a)	8,025	8,025
	Highlands County Health Facilities, Adventist Health Systems, Series A (LOC: Suntrust Bank)
	3.250%, 12/07/05 (a)	12,100	12,100
	Highlands County Health Facilities, Adventist Health Systems, Sunbelt, Series A (LOC: Suntrust Bank)
	3.050%, 12/07/05 (a)	37,320	37,320
	Miami-Dade County Development Authority, Gulliver School Project (LOC: Bank of America)
	3.100%, 12/07/05 (a)	3,550	3,550
	Orange County Health Facilites Authority, Adventist Health Systems, Sunbelt (LOC: Suntrust Bank)
	3.050%, 12/07/05 (a)	37,000	37,000
	Temple Terrace, Lifepath Hospice Project (LOC: Suntrust Bank)
	3.000%, 12/07/05 (a)	6,000	6,000
			103,995
	Georgia - 4.8%
	Albany-Dougherty County Hospital Authority, Phoebe Putney Memorial Hospital (INS: AMBAC) (SPA: Suntrust Bank)
	2.980%, 12/07/05 (a)	60	60
	Clayton County Development Authority, Delta Airlines Project, Series A (LOC: General Electric Capital)
	3.060%, 12/07/05 (a)	2,450	2,450
	Cobb County Development Authority, Presbyterian, Series B (LOC: Allied Irish Bank, PLC)
	3.000%, 12/07/05 (a)	5,350	5,350
	Fayette County Development Authority, Catholic School Properties (LOC: Wachovia Bank)
	3.050%, 12/07/05 (a)	10,715	10,715
	Fulton County Development Authority, Catholic Education, North Georgia (LOC: Wachovia Bank)
	3.050%, 12/07/05 (a)	13,095	13,095
	Fulton County Development Authority, Pace Academy Project (LOC: Bank of America)
	3.050%, 12/07/05 (a)	1,925	1,925
	Fulton County Development Authority, St. George Village (LOC: Bank of America)
	3.050%, 12/07/05 (a)	18,500	18,500
	Fulton County Development Authority, United Way Metropolitan Atlanta Project (LOC: Wachovia Bank)
	3.050%, 12/07/05 (a)	7,700	7,700
	Gordon County Hospital Authority, Adventist Health Systems, Series A (LOC: Suntrust Bank)
	3.050%, 12/07/05 (a)	1,155	1,155
	Medical Center Hospital Authority, Spring Harbor at Green Island (LOC: Bank of Scotland)
	3.050%, 12/07/05 (a)	16,300	16,300
	Rockdale County Hospital Authority (LOC: Suntrust Bank)
	3.050%, 12/07/05 (a)	10,405	10,405
	Thomasville Hospital Authority, J.D. Archbold (LOC: Suntrust Bank)
	3.050%, 12/07/05 (a)	11,250	11,250
			98,905
	Idaho - 0.4%
	Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
	3.090%, 12/07/05 (a)	4,275	4,275
	University of Idaho Foundation Authority (LOC: First Security Bank)
	3.050%, 12/07/05 (a) (b)	3,400	3,400
			7,675
	Illinois - 14.4%
	ABN AMRO Munitops Cerificates Trust, Series 1998-3 (INS: FGIC) (SPA: ABN AMRO)
	3.110%, 12/07/05 (a) (b)	6,000	6,000
	Aurora Economic Development, Aurora Christian School (LOC: Fifth Third Bank)
	3.050%, 12/07/05 (a)	15,660	15,660
	Aurora Economic Development, Aurora Christian School, Series B (LOC: Fifth Third Bank)
	3.050%, 12/07/05 (a)	2,600	2,600
	Cook County, Catholic Theological University Project (LOC: Harris Trust & Savings)
	3.020%, 12/07/05 (a)	8,000	8,000
	Illinois Development Finance Authority (LOC: Northern Trust)
	3.050%, 12/07/05 (a)	3,500	3,500
	Illinois Development Finance Authority, Aurora (LOC: Allied Irish Bank, PLC)
	3.270%, 12/07/05 (a)	6,740	6,740
	Illinois Development Finance Authority, Chicago Horticultural (LOC: Bank One)
	3.020%, 12/07/05 (a)	20,000	20,000
	Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank)
	3.080%, 12/07/05 (a)	4,750	4,750
	Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
	3.020%, 12/07/05 (a)	6,255	6,255
	Illinois Development Finance Authority, Loyola Academy (LOC: Bank One)
	3.020%, 12/07/05 (a)	4,000	4,000
	Illinois Development Finance Authority, Mount Carmel High School Project (LOC: Bank One)
	3.020%, 12/07/05 (a)	8,400	8,400
	Illinois Development Finance Authority, Presbyterian Home Lake, Series A (INS: FSA) (SPA: First Union National Bank)
	3.020%, 12/07/05 (a)	37,550	37,550
	Illinois Development Finance Authority, Roosevelt University (LOC: J.P. Morgan Chase Bank)
	3.020%, 12/07/05 (a)	13,000	13,000
	Illinois Development Finance Authority, Roosevelt University (LOC: J.P. Morgan Chase Bank)
	3.020%, 12/07/05 (a)	8,000	8,000
	Illinois Development Finance Authority, Solomon Schechter Day Schools (LOC: LaSalle Bank)
	3.080%, 12/07/05 (a)	5,000	5,000
	Illinois Development Finance Authority, United Way/Crusade Mercy (LOC: LaSalle Bank)
	3.080%, 12/07/05 (a)	3,870	3,870
	Illinois Educational Facilities Authority, Chicago Zoological Society (LOC: Northern Trust)
	3.020%, 12/07/05 (a)	5,000	5,000
	Illinois Finance Authority, Friendship Village - Schamburg, Series C (LOC: LaSalle Bank)
	3.050%, 12/07/05 (a)	11,000	11,000
	Illinois Finance Authority, Illinois Institute of Technology (LOC: Harris Trust & Savings)
	3.020%, 12/07/05 (a)	3,100	3,100
	Illinois Finance Authority, Kohl Children's Museum (LOC: Fifth Third Bank)
	3.020%, 12/07/05 (a)	5,360	5,360
	Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank)
	3.090%, 12/07/05 (a)	4,000	4,000
	Illinois Finance Authority, Rest Haven Christian, Series B (LOC: KBC Bank)
	3.070%, 12/07/05 (a)	3,125	3,125
	Illinois Finance Authority, Rest Haven Christian, Series C (LOC: KBC Bank)
	3.070%, 12/07/05 (a)	7,145	7,145
	Illinois Finance Authority, Resurrection Health, Series B (LOC: J.P. Morgan Chase Bank)
	2.940%, 12/01/05 (a)	6,550	6,550
	Illinois Finance Authority, Thresholds Project (LOC: Northern Trust)
	3.020%, 12/07/05 (a)	8,000	8,000
	Illinois Health Facilities Authority Lifelink (LOC: J.P. Morgan Chase Bank)
	3.000%, 12/07/05 (a)	8,035	8,035
	Illinois Health Facilities Authority, Franciscan Eldercare, Series B (LOC: LaSalle Bank)
	3.000%, 12/07/05 (a)	1,750	1,750
	Illinois Health Facilities Authority, Franciscan Eldercare, Series C (LOC: LaSalle Bank)
	3.000%, 12/07/05 (a)	11,320	11,320
	Illinois Health Facilities Authority, Franciscan Eldercare, Series E (LOC: LaSalle Bank)
	3.000%, 12/07/05 (a)	5,660	5,660
	Illinois Health Facilities, Central Baptist Home, Series B (LOC: Allied Irish Bank, PLC)
	3.070%, 12/07/05 (a)	3,070	3,070
	Illinois Health Facilities, Lutheran Home and Services (LOC: Fifth Third Bank)
	3.110%, 12/07/05 (a)	13,695	13,695
	Illinois Health Facilities, Lutheran Home and Services Project (LOC: Allied Irish Bank, PLC)
	3.070%, 12/07/05 (a)	12,880	12,880
	Illinois Health Facilities, Series C (LOC: LaSalle Bank)
	3.050%, 12/07/05 (a)	1,755	1,755
	Illinois State (General Obligation)
	4.500%, 05/30/06	10,000	10,066
	Macon County - Milikin University (INS: AMBAC) (SPA: Bank One)
	3.000%, 12/07/05 (a)	4,400	4,400
	Northern Cook County Solid Waste Agency (LOC: Northern Trust)
	3.070%, 12/07/05 (a)	5,400	5,400
	St. Clair County, McKendree College Project (LOC: Bank of America)
	3.055%, 12/07/05 (a)	6,150	6,150
	Yorkville, MPI Grande Project (LOC: LaSalle Bank)
	3.080%, 12/07/05 (a)	3,205	3,205
			293,991
	Indiana - 5.1%
	Evansville Economic Development, Good Samaritan Home (LOC: Fifth Third Bank)
	3.090%, 12/07/05 (a)	6,955	6,955
	Fort Wayne Industries Economic Development, Lutheran Homes Project (LOC: Fifth Third Bank)
	3.140%, 12/07/05 (a)	5,130	5,130
	Indiana Bond Bank, Series A
	3.250%, 01/26/06	22,500	22,532
	Indiana Development Financing Authority, Educational Facilities Heritage School Project (LOC: LaSalle Bank)
	3.000%, 12/07/05 (a)	8,650	8,650
	Indiana Health Facilities Financing Authority, Baptist Homes (LOC: LaSalle Bank)
	3.050%, 12/07/05 (a)	8,980	8,980
	Indiana Health Facilities Financing Authority, Henry County Memorial Hospital (LOC: Fifth Third Bank)
	3.090%, 12/07/05 (a)	18,350	18,350
	Indiana Health Facilities Financing Authority, Major Hospital Project (LOC: Bank One)
	3.060%, 12/07/05 (a)	19,400	19,400
	Indiana Health Facilities Financing Authority, Westview Hospital (LOC: Fifth Third Bank)
	3.080%, 12/07/05 (a)	13,440	13,440
			103,437
	Iowa - 0.9%
	Iowa Financial Retirement Authority, Deerfield Retirement, Series A (LOC: LaSalle Bank)
	3.050%, 12/07/05 (a)	15,000	15,000
	Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
	3.050%, 12/07/05 (a)	4,000	4,000
			19,000
	Kansas - 0.4%
	Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
	3.050%, 12/07/05 (a)	8,890	8,890

	Kentucky - 0.1%
	Lexington-Fayette Urban County Government, Residential Facilities, Richmond Place Association Project (LOC: Bank of America)
	2.750%, 04/01/06 (a)	2,630	2,630

	Maryland - 1.8%
	Carroll County, Fairhaven & Copper, Series B (LOC: LaSalle Bank)
	3.050%, 12/07/05 (a)	13,375	13,375
	Gaithersburg Economic Development, Asbury Methodist (LOC: KBC Bank)
	3.070%, 12/07/05 (a)	4,000	4,000
	Gaithersburg Economic Development, Asbury Methodist, Series A (INS: MBIA) (LOC: Bank of America)
	3.050%, 12/07/05 (a)	19,825	19,825
			37,200
	Massachusetts - 6.0%
	ABN AMRO Munitops Certificates Trust, Series 1998-12 (INS: MBIA) (SPA: ABN AMRO Bank)
	3.090%, 12/07/05 (a) (b)	12,000	12,000
	ABN AMRO Munitops Certificates Trust, Series 2000-2 (INS: FGIC) (SPA: ABN AMRO Bank)
	3.080%, 12/07/05 (a) (b)	10,000	10,000
	Massachusetts Development Financing Agency, Brooksby Village (LOC: LaSalle Bank)
	3.040%, 12/07/05 (a)	12,800	12,800
	Massachusetts Development Financing Agency, Senior Living Facility, New England Deaconess Association (LOC: Lloyd's TSB Bank)
	3.020%, 12/07/05 (a)	18,855	18,855
	Massachusetts State Health & Educational Facilities Authority, Hallmark Health Systems, Series B (INS: FSA, General Obligation of Institution) (SPA: Fleet National Bank)
	3.030%, 12/07/05 (a)	23,105	23,105
	Massachusetts State Housing Finance Agency, Series F (INS: FSA) (SPA: Dexia Credit Local)
	2.950%, 12/07/05 (a)	31,485	31,485
	State of Massachusetts, Series C (General Obligation) (SPA: State Street Bank)
	3.060%, 12/07/05 (a)	14,300	14,300
			122,545
	Michigan - 3.7%
	Georgetown Township Economic Development, Sunset Manor Project (LOC: LaSalle Bank)
	3.050%, 12/07/05 (a)	9,600	9,600
	Grand Rapids Economic Development Corporation, St. Dominic Project (LOC: Allied Irish Bank, PLC)
	3.090%, 12/07/05 (a)	12,000	12,000
	Michigan Municipal Bond Authority, Detroit School District, Series A (LOC: J.P. Morgan Chase Bank)
	3.750%, 03/21/06	30,000	30,079
	State of Michigan Strategic Fund, Holland Home Group, Series A (LOC: Fifth Third Bank)
	3.020%, 12/07/05 (a)	5,295	5,295
	State of Michigan Strategic Fund, Lutheran Social Services (LOC: National City Bank)
	3.100%, 12/07/05 (a)	18,320	18,320
			75,294
	Minnesota - 1.5%
	Eden Prairie, Multifamily Housing Authority
	3.090%, 12/07/05 (a)	14,105	14,105
	Mendota Heights Revenue, St. Thomas Academy Project (LOC: Allied Irish Bank, PLC)
	3.050%, 12/07/05 (a)	1,765	1,765
	Minnesota State Higher Educational FaciIities, Bethel College (INS: General Obligation of Institution) (LOC: Allied Irish Bank, PLC)
	3.070%, 12/07/05 (a)	4,745	4,745
	Minnesota State Higher Educational Facilities, Bethel College, Series 5 (LOC: Allied Irish Bank, PLC)
	3.070%, 12/07/05 (a)	1,000	1,000
	Oak Park Heights Multi-Family, Boutwells Landing (INS: FHLMC)
	3.050%, 12/07/05 (a)	9,000	9,000
			30,615
	Mississippi - 0.6%
	Medical Center Educational Building, Adult Hospital (INS: AMBAC) (SPA: AmSouth Bank)
	3.040%, 12/07/05 (a)	13,100	13,100

	Missouri - 1.4%
	Jackson County Industrial Development Authority, YMCA Greater Kansas City (LOC: Bank of America)
	3.100%, 12/07/05 (a)	7,100	7,100
	Missouri State Health & Educational Facilties (LOC: Bank One)
	3.080%, 12/07/05 (a)	8,930	8,930
	Missouri State Highways & Transportation Commission, Series B-1 (LOC: State Street Bank)
	2.970%, 12/07/05 (a)	6,000	6,000
	St. Louis County Industrial Development Authority, Friendship Village West (LOC: LaSalle Bank)
	3.000%, 12/07/05 (a)	6,000	6,000
			28,030
	Montana - 0.9%
	Forsyth Pollution Control, Pacificorp Project (LOC: BNP Paribas)
	3.000%, 12/01/05 (a)	5,650	5,650
	Montana State Health Facilities Authority (INS: AMBAC)
	3.190%, 12/07/05 (a) (b)	13,830	13,830
			19,480
	Nebraska - 0.3%
	Lincoln Electric System, Series CC (INS: FSA)
	3.070%, 12/07/05 (a)	5,705	5,705

	Nevada - 0.9%
	ABN AMRO Munitops Certificates Trust, Nevada State (General Obligation) (INS: MBIA) (SPA: ABN AMRO Bank)
	3.100%, 12/07/05 (a) (b)	18,500	18,500

	New Hampshire - 0.1%
	New Hampshire Health & Educational Facilities Authority, Colby-Sawyer College (LOC: Allied Irish Bank, PLC)
	3.060%, 12/07/05 (a)	2,875	2,875

	New Jersey - 1.1%
	New Jersey State Tax & Revenue Anticipation Notes, Series A
	4.000%, 06/23/06	22,500	22,619

	New York - 3.6%
	ABN AMRO Munitops Certificates Trust, Series 1999-3 (INS: MBIA) (SPA: ABN AMRO Bank)
	3.160%, 12/07/05 (a) (b)	21,402	21,402
	ABN AMRO Munitops Certificates Trust, Series 1999-13 (INS: FGIC) (SPA: ABN AMRO Bank)
	3.070%, 12/07/05 (a) (b)	7,561	7,561
	ABN AMRO Munitops Certificates Trust, Series 2000-7 (INS: FGIC) (SPA: ABN AMRO Bank)
	3.160%, 12/07/05 (a) (b)	27,565	27,565
	New York City Transitional Financing Authority, Recovery, Series 3-3B (SPA: Citigroup Capital Markets)
	3.060%, 12/01/05 (a)	6,700	6,700
	New York State Dormitory Authority, Glen Eddy (INS: General Obligation of Institution) (LOC: Sovereign Bank) (LOC: Bank of Nova Scotia)
	3.050%, 12/07/05 (a)	6,800	6,800
	New York State Dormitory Authority, Teresian House (INS: General Obligation of Institution) (LOC: Sovereign Bank) (LOC: Lloyd's TSB Bank)
	3.050%, 12/07/05 (a)	3,150	3,150
			73,178
	North Carolina - 1.4%
	North Carolina Student Housing, Fayetteville University (LOC: Wachovia Bank)
	3.050%, 12/07/05 (a)	9,465	9,465
	North Carolina Student Housing, NCCU Real Estate, Series A (LOC: Wachovia Bank)
	3.050%, 12/07/05 (a)	9,285	9,285
	North Carolina Wolfpack Club Project (LOC: Bank of America)
	3.050%, 12/07/05 (a)	10,200	10,200
			28,950
	North Dakota - 0.2%
	Mercer County Pollution Control (LOC: LaSalle Bank)
	3.080%, 12/07/05 (a)	3,600	3,600

	Ohio - 5.7%
	Akron Bath Copley, Summa Health Systems, Series B (LOC: Bank One)
	3.080%, 12/07/05 (a)	6,145	6,145
	Cuyahoga County Metrohealth System (LOC: National City Bank)
	3.090%, 12/07/05 (a)	10,000	10,000
	Franklin County Health Care Facilities (LOC: National City Bank)
	3.070%, 12/07/05 (a)	3,500	3,500
	Franklin County Health Care Facilities, Friendship Village Dublin, Series B (LOC: LaSalle Bank)
	3.050%, 12/07/05 (a)	5,700	5,700
	Franklin County Health Care Facilities, Mother Angeline McCrory Project (LOC: Allied Irish Bank, PLC)
	3.030%, 12/07/05 (a)	16,690	16,690
	Franklin County Health Care Facilities, Presbyterian, Series B (LOC: National City Bank)
	3.070%, 12/07/05 (a)	5,000	5,000
	Franklin County Health Care Facilities, Wesley Glen, Series A (LOC: Fifth Third Bank)
	3.060%, 12/07/05 (a)	4,340	4,340
	Franklin County Health Care Facilities, Wesley Glen, Series B (LOC: Fifth Third Bank)
	3.060%, 12/07/05 (a)	2,120	2,120
	Franklin County Health Care Facilities, Wesley Ridge Residence, Series C (LOC: Fifth Third Bank)
	3.060%, 12/07/05 (a)	10,200	10,200
	Fulton County Health Center (LOC: J.P. Morgan Chase Bank)
	3.050%, 12/07/05 (a)	12,300	12,300
	Logan County Health Care Facilities (LOC: Fifth Third Bank)
	3.090%, 12/07/05 (a)	10,510	10,510
	Lucas County Facilities Improvement, Toledo Society (LOC: Fifth Third Bank)
	3.040%, 12/07/05 (a)	9,200	9,200
	Middleburg Heights Hospital Improvement Revenue (LOC: Fifth Third Bank)
	3.070%, 12/07/05 (a)	2,200	2,200
	Pike County Health Care Facilities, Hill View (LOC: Fifth Third Bank)
	3.050%, 12/07/05 (a)	8,275	8,275
	Summit County Port Authority, Lawrence School Project (LOC: Fifth Third Bank)
	3.050%, 12/07/05 (a)	10,475	10,475
			116,655
	Oklahoma - 0.5%
	Oklahoma Authority Revenue, American Cancer Society Project (LOC: Bank of America)
	3.100%, 12/07/05 (a)	2,645	2,645
	Tulsa Industrial Authority Revenue Floating (INS: MBIA)
	3.080%, 12/07/05 (a) (b)	7,970	7,970
			10,615
	Oregon - 0.7%
	Clackamas County Hospital Facilities, Senior Living Facility, Mary's Woods (LOC: Sovereign Bank) (LOC: KBC Bank)
	3.070%, 12/07/05 (a)	7,020	7,020
	Clackamas County Hospital Facilities, Willamette, Series A-1(LOC: Sovereign Bank) (LOC: Bank of New York)
	3.070%, 12/07/05 (a)	7,105	7,105
			14,125
	Pennsylvania - 2.2%
	Chester County Health & Educational Facilities Retirement Community, Kendal Crosslands Project (LOC: Allied Irish Bank, PLC)
	3.070%, 12/07/05 (a)	5,000	5,000
	Delaware County Authority Revenue, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
	3.050%, 12/07/05 (a)	8,230	8,230
	Lebanon County Health Facilities, Health Center, United Church of Christ (LOC: Wachovia Bank)
	3.050%, 12/07/05 (a)	9,765	9,765
	Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
	3.080%, 12/07/05 (a)	5,805	5,805
	Philadelphia Hospitals & Higher Educational Facilities Authority, Temple University Health, Series A (LOC: Wachovia Bank)
	3.030%, 12/07/05 (a)	10,000	10,000
	Westmoreland County Industrial Development, Redstone Retirement, Series B (LOC:Sovereign Bank) (LOC: Scotia Bank)
	3.060%, 12/07/05 (a)	6,000	6,000
			44,800
	Rhode Island - 0.3%
	Rhode Island Health & Education Revenue, Jewish Services Agency (LOC: Bank of New York)
	3.050%, 12/07/05 (a)	6,750	6,750

	South Carolina - 1.7%
	Charleston Waterworks & Sewer, Series A (SPA: Bank of America)
	3.070%, 12/07/05 (a)	8,665	8,665
	Greenville County School District (INS: South Carolina School District Enhancement Program)
	4.000%, 06/01/06	25,000	25,148
			33,813
	Tennessee - 2.0%
	Jefferson City Health & Educational Facilities, Carson Newman College (LOC: Suntrust Bank)
	3.000%, 12/07/05 (a)	9,000	9,000
	Knox County Health Educational & Housing Facilities Board, Volunteer Student Housing Project (LOC: Allied Irish Bank, PLC)
	3.050%, 12/07/05 (a)	19,800	19,800
	Met Government Nashville & Davidson (LOC: Societe Generale)
	3.090%, 12/07/05 (a) (b)	7,035	7,035
	Rutherford County Industrial Developement - Square D Company (LOC: Societe Generale)
	3.000%, 12/07/05 (a)	4,100	4,100
			39,935
	Texas - 13.3%
	ABN AMRO Munitops Certificates Trust, Frisco School District (INS: PSF-Guaranteed) (SPA: ABN AMRO Bank)
	2.780%, 02/15/06 (a) (b)	9,695	9,695
	ABN AMRO Munitops Certificates Trust, Williamson County (INS: FSA) (SPA: ABN AMRO Bank)
	3.160%, 12/07/05 (a) (b)	10,395	10,395
	Bexar County Health Facilities, Air Force Village (LOC: Bank of America)
	3.050%, 12/07/05 (a)	19,400	19,400
	3.050%, 12/07/05 (a)	12,000	12,000
	Galena Park Independent School District (Guaranty: Texas Permanent School Fund)
	3.080%, 12/07/05 (a) (b)	20,965	20,965
	Gregg County Health Facilities Development, Good Shepherd Medical Center Project (LOC: KBC Bank)
	3.050%, 12/07/05 (a)	21,055	21,055
	Harris County Health Facilities Development, Seven Acres Jewish Senior Care (LOC: J.P. Morgan Chase Bank)
	3.110%, 12/07/05 (a)	19,000	19,000
	Harris County Tax Anticipation Notes
	3.750%, 02/28/06	25,000	25,063
	HFDC Central Texas, Village De San Antonio, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
	3.070%, 12/07/05 (a)	2,200	2,200
	Houston Health Facilities, Buckingham Senior Living, Series C (LOC: LaSalle Bank)
	3.050%, 12/07/05 (a)	24,930	24,930
	Houston Independent School District, Schoolhouse (INS: PSF-Guaranteed) (SPA: Bank of America)
	2.770%, 06/14/06	6,000	6,000
	Houston Utility System Revenue, Series X (INS: FSA)
	3.070%, 12/07/05 (a) (b)	15,270	15,270
	Kendall County Health Facilities, Morningside Ministries (LOC: Bank One)
	3.060%, 12/07/05 (a)	14,700	14,700
	Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
	3.090%, 12/07/05 (a)	17,860	17,860
	Northeast Independent School District, Series U (General Obligation) (INS: PSF-Guaranteed)
	3.070%, 12/07/05 (a)	7,000	7,000
	Texas State Tax & Revenue Anticipation Notes
	4.500%, 08/31/06	34,600	34,976
	Travis County Health Facilities, Querencia Barton Creek, Series C (LOC: LaSalle Bank)
	3.050%, 12/07/05 (a)	11,000	11,000
			271,509
	Virginia - 0.3%
	Norfolk Redevelopment & Housing Authority, Old Dominion University Project, Series B (LOC: Bank of America)
	3.050%, 12/07/05 (a)	6,000	6,000

	Washington - 3.5%
	ABN AMRO Munitops Certificates Trust, Washington State (General Obligation) (INS: MBIA-Insured Bond Certificate) (SPA: ABN AMRO Bank)
	3.080%, 12/07/05 (a) (b)	19,000	19,000
	Washington State Higher Educational Facilities, Cornish College Arts Project, Series A (LOC: Bank of America)
	3.050%, 12/07/05 (a)	6,160	6,160
	Washington State Higher Educational Facilities, Seattle Pacific University, Series A (LOC: Bank of America)
	3.050%, 12/07/05 (a)	21,825	21,825
	Washington State Housing Financial Nonprofit Revenue, Emerald Heights Project (LOC: Bank of America)
	3.070%, 12/01/05 (a)	17,350	17,350
	Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America)
	3.100%, 12/07/05 (a)	6,600	6,600
			70,935
	West Virginia - 2.0%
	ABN AMRO Munitops Certificates Trust, West Virginia (INS: FGIC) (SPA: ABN AMRO Bank)
	3.250%, 02/16/06 (b)	30,995	30,995
	Monongalia County, Trinity Christian School (LOC: Fifth Third Bank)
	3.050%, 12/07/05 (a)	9,060	9,060
	West Virginia State Hospital Financing Authority, Pallottine Health, Series A1 (LOC: Bank One)
	3.050%, 12/07/05 (a)	135	135
			40,190
	Wisconsin - 3.4%
	Wisconsin State Health & Educational Facilities, Aurora Health Care, Series C (LOC: KBC Bank) (LOC: Bank of Nova Scotia)
	2.970%, 12/07/05 (a)	15,555	15,555
	Wisconsin State Health & Educational Facilities, Community Health, Series B (LOC: Fifth Third Bank)
	3.050%, 12/07/05 (a)	4,900	4,900
	Wisconsin State Health & Educational Facilities, Felician Services, Series A (INS: AMBAC) (SPA: Bank One)
	2.900%, 12/07/05 (a)	75	75
	Wisconsin State Health & Educational Facilities, Froedtert & Community Health, Series C (INS: AMBAC) (SPA: Morgan Stanley Bank)
	3.040%, 12/07/05 (a)	36,400	36,400
	Wisconsin State Health & Educational Facilities, University of Wisconsin Medical Foundation (LOC: LaSalle Bank)
	2.970%, 12/07/05 (a)	15	15
	Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
	3.070%, 12/07/05 (a)	4,180	4,180
	Wisconsin State Health, Marshfield (LOC: Morgan Guaranty)
	3.000%, 12/07/05 (a)	8,000	8,000
			69,125
	Multistate - 0.8%
	Clipper Tax-Exempt Trust
	3.160%, 12/07/05 (a) (b)	17,005	17,005

	Total Municipal Bonds
	(cost $2,131,216)		2,131,216

	DESCRIPTION	SHARES	VALUE (000)

	Money Market Fund - 0.6%
	AIM TFIT-Tax-Free Cash Reserve Portfolio
	(cost $12,853)	12,852,689	$12,853
	Total Investments - 104.9%
	(cost $2,144,069)		2,144,069
	Other Assets and Liabilities, Net - (4.9)%		(99,846)
	Total Net Assets - 100.0%		$2,044,223

(a)	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2005. The date shown is the next reset date.
(b)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of November 30, 2005, the value of these investments was $281,897,215 or 13.8% of total net assets.

	AMBAC - American Municipal Bond Assurance Company
	FGIC - Financial Guaranty Insurance Corporation
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	FSA - Financial Security Assistance
	INS - Insured
	LOC - Letter of Credit
	MBIA - Municipal Bond Insurance Association
	PLC - Public Liability Company
	PSF - Permanent School Fund
	SPA - Standby Purchase Agreement

	Schedule of INVESTMENTS November 30, 2005 (unaudited)

	Treasury Obligations Fund

	DESCRIPTION	PAR (000)	VALUE (000)

	U.S. Treasury Obligations - 2.4%
	U.S. Treasury Bond
	1.875%, 01/31/06 (a)	$65,000	$64,898
	U.S. Treasury Note
	2.500%, 10/31/06 (a)	200,000	196,754

	Total U.S. Treasury Obligations
	(cost $261,652)		261,652

	Repurchase Agreements - 97.9%
	ABN AMRO
	3.960%, dated 11/30/05, matures 12/1/05, repurchase price $1,900,209,000 (collateralized by U.S. Treasury Obligations: Total market value $1,938,000,527)	1,900,000	1,900,000
	Bear Stearns
	3.960%, dated 11/30/05, matures 12/1/05, repurchase price $1,500,165,000 (collateralized by U.S. Treasury Obligations: Total market value $1,530,001,036)	1,500,000	1,500,000
	Citigroup
	3.950%, dated 11/30/05, matures 12/1/05, repurchase price $200,021,944 (collateralized by U.S. Treasury Obligations: Total market value $204,000,676)	200,000	200,000
	CS First Boston
	3.970%, dated 11/30/05, matures 12/1/05, repurchase price $700,077,194 (collateralized by U.S. Treasury Obligations: Total market value $714,001,337)	700,000	700,000
	Deutsche Bank
	3.970%, dated 11/30/05, matures 12/1/05, repurchase price $1,500,165,417 (collateralized by U.S. Treasury Obligations: Total market value $1,530,000,191)	1,500,000	1,500,000
	Goldman Sachs
	3.600%, dated 11/30/05, matures 12/1/05, repurchase price $75,007,500 (collateralized by U.S. Treasury Obligations: Total market value $76,500,092)	75,000	75,000
	Greenwich Capital
	3.960%, dated 11/30/05, matures 12/1/05, repurchase price $750,082,500 (collateralized by U.S. Treasury Obligations: Total market value $765,002,434)	750,000	750,000
	Morgan Stanley
	3.960%, dated 11/30/05, matures 12/1/05, repurchase price $1,900,209,000 (collateralized by U.S. Treasury Obligations: Total market value $1,938,000,061)	1,900,000	1,900,000
	UBS Warburg
	3.950%, dated 11/30/05, matures 12/1/05, repurchase price $1,347,602,846 (collateralized by U.S. Treasury Obligations: Total market value $1,374,408,404)	1,347,455	1,347,455
	Wachovia Capital
	3.960%, dated 11/30/05, matures 12/1/05, repurchase price $200,022,000 (collateralized by U.S. Treasury Obligations: Total market value $204,000,478)	200,000	200,000
	Wachovia Securities
	3.960%, dated 11/30/05, matures 12/1/05, repurchase price $500,055,000 (collateralized by U.S. Treasury Obligations: Total market value $510,000,311)	500,000	500,000

	Total Repurchase Agreements
	(cost $10,572,455)		10,572,455

	Investments Purchased with Proceeds from Securities Lending (b) - 0.7%
	(cost $71,003)		71,003

	Total Investments - 101.0%
	(cost $10,905,110)		10,905,110
	Other Assets and Liabilities, Net - (1.0)%		(103,361)
	Total Net Assets - 100.0%		$10,801,749

(a)	This security or a portion of this security is out on loan at November 30, 2005. Total loaned securities had a market value of $69,597,414 at November 30, 2005.
(b)
The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. As of November 30, 2005, the cash collateral was invested solely in a repurchase agreement.

	Schedule of INVESTMENTS November 30, 2005 (unaudited)

	U.S. Treasury Money Market Fund

	DESCRIPTION	PAR(000)/SHARES	VALUE (000)

	U.S. Treasury Obligations - 97.4%
	U.S. Treasury Bills (a)
	2.925%, 12/01/05	$60,500	$60,500
	3.834%, 12/08/05	12,000	11,991
	3.902%, 12/15/05	100,000	99,848
	3.764%, 12/22/05	64,800	64,658
	3.585%, 12/29/05	56,300	56,143
	3.658%, 01/12/06	15,000	14,936
	3.753%, 01/19/06	31,000	30,842
	3.802%, 01/26/06	25,000	24,852
	3.842%, 02/02/06	7,000	6,953
	3.867%, 02/09/06	23,000	22,827
	3.841%, 02/16/06	10,000	9,918
	3.862%, 03/02/06	10,000	9,902
	3.912%, 03/09/06	26,556	26,273
	3.713%, 03/16/06	5,000	4,946
	4.130%, 05/25/06	5,000	4,900

	Total U.S. Treasury Obligations		449,489
	(cost $449,489)

	Money Market Fund - 2.8%
	Goldman Sachs Financial Square Treasury Investments Fund
	(cost $12,755)	12,755,262	12,755

	Total Investments - 100.2%
	(cost $462,244)		462,244
	Other Assets and Liabilities, Net - (0.2)%		(1,015)
	Total Net Assets - 100.0%		$461,229

(a)	Yield shown is the effective yield as of November 30, 2005.

Item 2 - Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

By:

/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 30, 2006